CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2020
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash

	December 31,
	2019	2020
	RMB	RMB
Cash	164,118,081	296,565,209
Restricted cash	195,000	1,893,454
Total cash and restricted cash shown in the consolidated statements of cash flows	164,313,081	298,458,663